Lease (Tables)	12 Months Ended
Dec. 31, 2020
Lease
Summary of supplemental information related to operating leases

	As of December 31, 2019	As of December 31, 2020
	RMB	RMB
Operating lease ROU assets	159,321	105,938
Operating lease liabilities-current	38,608	40,204
Operating lease liabilities-non-current	113,782	70,427
Total operating lease liabilities	152,390	110,631
Weighted average remaining lease term	3.81	2.91
Weighted average discount rate	11.6%	11.5%

Summary of other supplemental information related to leases

	For the year ended	For the year ended
	December 31, 2019	December 31, 2020
	RMB	RMB
Operating cash flows for operating leases	64,739	56,841
ROU assets obtained in exchange for new operating lease liabilities	138,049	6,916

Summary of maturity of operating lease liabilities under the Group's non-cancellable operating leases

As of December 31, 2020
RMB
2021	50,087
2022	37,237
2023	34,822
2024	6,946
Total lease payments	129,092
Less: interest	(18,461)
Present value of operating lease liabilities	110,631